Rights (Details) - USD ($)	Mar. 12, 2021	Dec. 31, 2021
Dividend Distribution Of One Rights [Abstract]
Par value per share	$ 0.0001
Exercise price	$ 50
Share of preferred stock	$ 0.00667
Acquires percentage		15.00%
Shares issued		4,233,272
Shares outstanding		4,233,272